Shareholder Report, Holdings (Details) - C000086266 [Member]	Oct. 31, 2024
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%